SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	May 31, 2026	Aug. 31, 2025
Rou Asset And Leases
Remainder of fiscal year	$ 50,342
Year One		63,262
Year two		34,774
Total	$ 50,342	$ 98,036